Share and other capital - Range of Exercise Prices of Outstanding Share Options (Details)	Dec. 31, 2018 USD ($) shares year $ / shares	Dec. 31, 2018 CAD ($) shares year $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CAD ($) shares
Employee Stock Option, USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	888,816	888,816	712,415	712,415	966,539	966,539	272,874	272,874
Weighted average remaining contractual life (years) | year	6.55	6.55
Weighted average exercise price (in US and CAN dollars per share)	$ 3.66		$ 4.66		$ 7.23		$ 25.88
Number of share options exercisable (in shares) | shares	426,442	426,442
Weighted average remaining contractual life (years) | year	6.68	6.68
Weighted average exercise price (in US and CAN dollars per share)	$ 5.29
Employee Stock Option, USD | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	211,000	211,000
Weighted average remaining contractual life (years) | year	8.62	8.62
Weighted average exercise price (in US and CAN dollars per share)	$ 1.71
Number of share options exercisable (in shares) | shares	161,000	161,000
Weighted average remaining contractual life (years) | year	9.35	9.35
Weighted average exercise price (in US and CAN dollars per share)	$ 1.79
Employee Stock Option, USD | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	490,000	490,000
Weighted average remaining contractual life (years) | year	6.41	6.41
Weighted average exercise price (in US and CAN dollars per share)	$ 2.06
Number of share options exercisable (in shares) | shares	130,000	130,000
Weighted average remaining contractual life (years) | year	5.62	5.62
Weighted average exercise price (in US and CAN dollars per share)	$ 2.05
Employee Stock Option, USD | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	157,148	157,148
Weighted average remaining contractual life (years) | year	4.75	4.75
Weighted average exercise price (in US and CAN dollars per share)	$ 3.46
Number of share options exercisable (in shares) | shares	104,774	104,774
Weighted average remaining contractual life (years) | year	4.75	4.75
Weighted average exercise price (in US and CAN dollars per share)	$ 3.46
Employee Stock Option, USD | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	26,000	26,000
Weighted average remaining contractual life (years) | year	3.97	3.97
Weighted average exercise price (in US and CAN dollars per share)	$ 4.58
Number of share options exercisable (in shares) | shares	26,000	26,000
Weighted average remaining contractual life (years) | year	3.97	3.97
Weighted average exercise price (in US and CAN dollars per share)	$ 4.58
Employee Stock Option, USD | Exercise Price Range Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	4,668	4,668
Weighted average remaining contractual life (years) | year	2.77	2.77
Weighted average exercise price (in US and CAN dollars per share)	$ 260.87
Number of share options exercisable (in shares) | shares	4,668	4,668
Weighted average remaining contractual life (years) | year	2.77	2.77
Weighted average exercise price (in US and CAN dollars per share)	$ 260.87
Employee Stock Option, CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	869	869	1,503	1,503	1,858	1,858	3,787	3,787
Weighted average remaining contractual life (years) | year	1.41	1.41
Weighted average exercise price (in US and CAN dollars per share)		$ 743.56		$ 605.84		$ 820.27		$ 845.46
Number of share options exercisable (in shares) | shares	943	943
Weighted average remaining contractual life (years) | year	1.41	1.41
Weighted average exercise price (in US and CAN dollars per share)		$ 743.56
Employee Stock Option, CAD | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	428	428
Weighted average remaining contractual life (years) | year	0.94	0.94
Weighted average exercise price (in US and CAN dollars per share)		$ 570.00
Number of share options exercisable (in shares) | shares	502	502
Weighted average remaining contractual life (years) | year	0.94	0.94
Weighted average exercise price (in US and CAN dollars per share)		$ 570.00
Employee Stock Option, CAD | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	441	441
Weighted average remaining contractual life (years) | year	1.87	1.87
Weighted average exercise price (in US and CAN dollars per share)		$ 912.00
Number of share options exercisable (in shares) | shares	441	441
Weighted average remaining contractual life (years) | year	1.87	1.87
Weighted average exercise price (in US and CAN dollars per share)		$ 912.00
Minimum | Employee Stock Option, USD | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 1.46
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 1.46
Minimum | Employee Stock Option, USD | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 1.80
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 1.80
Minimum | Employee Stock Option, USD | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 2.12
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 2.12
Minimum | Employee Stock Option, USD | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 3.51
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 3.51
Minimum | Employee Stock Option, USD | Exercise Price Range Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 4.59
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 4.59
Minimum | Employee Stock Option, CAD | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)		$ 570.00
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares		$ 570.00
Minimum | Employee Stock Option, CAD | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)		$ 741.01
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares		$ 741.01
Maximum | Employee Stock Option, USD | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 1.79
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 1.79
Maximum | Employee Stock Option, USD | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 2.11
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 2.11
Maximum | Employee Stock Option, USD | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 3.50
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 3.50
Maximum | Employee Stock Option, USD | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 4.58
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 4.58
Maximum | Employee Stock Option, USD | Exercise Price Range Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 1,044.00
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 1,044.00
Maximum | Employee Stock Option, CAD | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)		$ 741.00
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares		$ 741.00
Maximum | Employee Stock Option, CAD | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)		$ 912.00
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares		$ 912.00